Discontinued Operations	12 Months Ended
Dec. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
14	Discontinued Operations

On May 14, 2021, the PRC State Council announced the Implementation Rules for Private Education Laws (the “Implementation Rules”), which became effective on September 1, 2021. Pursuant to the Implementation Rules, (1) foreign-invested enterprises established in China and social organizations whose actual controllers are foreign parties shall not sponsor, participate in or actually control private schools that provide compulsory education, (2) social organizations or individuals shall not control any private school that provides compulsory education or any non-profit private school that provides pre-school education by means of, among others, merger, acquisition and contractual arrangements, and (3) private schools providing compulsory education shall not conduct any transaction with any related party. In addition, private school providing compulsory education shall not conduct any transaction with any related party, and any other private school conducting any transaction with any related party shall follow the principles of openness, fairness and impartiality, fix the price reasonably and regulate the decision-making, and shall not damage the interests of the state and the school or the rights and interests of the teachers and students, which may impose restrictions on the above-mentioned related party transactions. Such prohibition has significantly affected the enforceability of the exclusive management services and business cooperation agreements with affiliated entities providing compulsory education.

The Implementation Rules have had significant impacts on our business operations and our results of operations. After consultation with our PRC legal counsel, we reached the conclusion that, as a result of the effectiveness of the Implementation Rules, we have lost control over the middle schools that are affected by the Implementation Rules, and entities holding such middle school institutions or middle school programs (“Affected Entities”) as from September 1, 2021. Consequently, the contractual arrangements with the Affected Entities have become invalid since September 1, 2021, and we classified the operation for the Affected Entities as discontinued operations. We have determined that, in substance, we had ceased to recognize revenues for all activities related to the Affected Entities and had discontinued all business activities with such entities by September 1, 2021 while continuing to provide essential services to keep these schools open. Such discontinuation has had a material and adverse impact on our business, financial condition and results of operations. Our ability to engage in the compulsory education in China has been materially and adversely affected, and we cannot assure you that we will be able to restore such ability, which could materially and adversely affect our business, prospects, results of operations and financial condition.

The Affected Entities are as follow: Resort District Hengshui Experimental Secondary School Middle School Program, Yunnan Hengshui Chenggong Experimental Secondary School Middle School Program, Yunnan Hengshui Yiliang Experimental Secondary School Middle School Program, Yunnan Hengshui Experimental Secondary School—Xishan School Middle School Program, Qujing Hengshui Experimental Secondary School Middle School Program, Yunnan Long-Spring Foreign Language Secondary School Middle School Program, Xinping Hengshui Experimental Middle School and Shanxi Hengshi Middle School.

	As of December 31,
	2020	2021
Assets
Current assets
Cash	36,778	71,191
Accounts receivable, net of allowance for doubtful accounts	124	3,222
Prepaid expenses and other current assets	8,068	5,093
Total current assets	44,970	79,506
Non-current assets
Property and equipment, net	15,402	13,672
Intangible assets, net	3	2
Deferred tax assets	-	986
Other non-current assets	478	452
Total non-current assets	15,883	15,112
Total assets	60,853	94,618

	As of December 31,
	2020	2021
Liabilities
Current liabilities
Contract liabilities	39,291	74,069
Accounts payable	—	17,183
Income tax payables	183	330
Accrued expenses and other payables	23,089	14,753
Total current liabilities	62,563	106,335
Non-current liability
Other payables	-	6
Total liabilities	62,563	106,341

	Years Ended December 31,
	2019	2020	2021
Revenues
Revenue	72,461	93,922	106,629
Cost of revenues	(89,464)	(89,821)	(108,222)
Gross profit	(17,003)	4,101	(1,593)
Operating expenses and income
Selling and marketing expenses	(799)	(1,107)	(737)
General and administrative expenses	(7,492)	(7,819)	(13,193)
Government grants	-	4,708	4,467
Loss from operations	(25,294)	(117)	(11,056)
Other income (expenses):
Others, net	2,975	8	45
Loss from discontinued operations before income tax	(22,319)	(109)	(11,011)
Income tax expenses	-	-	986
Loss from discontinued operation before non-controlling interest	(22,319)	(109)	(10,025)
Less: Net loss attributable to non-controlling interests	-	-	-
LOSS FROM DISCONTINUED OPERATIONS	(22,319)	(109)	(10,025)